Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Leases [Line Items]
Short-term lease costs	$ 27	$ 13
Operating lease, payments	$ 263	$ 139	$ 8
Weighted average remaining lease term	3 years 1 month 6 days
Weighted average discount rate	4.60%
Minimum [Member]
Operating Leases [Line Items]
Remaining lease terms	6 months
Maximum [Member]
Operating Leases [Line Items]
Remaining lease terms	9 years 6 months